Impairment Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	$ 3,180	$ 11,539	$ 1,735
Favorable Leases
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges		6,275	165
Leasehold Improvements
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	1,575	1,885	652
Building/Building Improvements
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	81	1,814
Furniture and Fixtures
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	970	950	457
Land
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	4	558
Other Assets
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	465		410
Other Property and Equipment
Asset Impairments Exit Costs And Other Charges [Line Items]
Impairment Charges	$ 85	$ 57	$ 51